Other disclosures - Credit Risk	6 Months Ended
Jun. 30, 2020
Other disclosures - Credit Risk
Other disclosures - Credit Risk

Loans and advances at amortised cost by product

The table below presents a breakdown of loans and advances at amortised cost and the impairment allowance with stage allocation by asset classification.

Impairment allowance under IFRS 9 considers both the drawn and the undrawn counterparty exposure. For retail portfolios, the total impairment allowance is allocated to the drawn exposure to the extent that the allowance does not exceed the exposure, as ECL is not reported separately. Any excess is reported on the liability side of the balance sheet as a provision. For wholesale portfolios, the impairment allowance on the undrawn exposure is reported on the liability side of the balance sheet as a provision.

		Stage 2
As at 30.06.20	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total[1]
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	9,670	638	62	179	879	1,142	11,691
Credit cards, unsecured loans and other retail lending	20,659	6,077	206	348	6,631	2,036	29,326
Wholesale loans	75,699	33,288	2,961	634	36,883	2,161	114,743
Total	106,028	40,003	3,229	1,161	44,393	5,339	155,760

Impairment allowance
Home loans	12	28	11	15	54	350	416
Credit cards, unsecured loans and other retail lending	456	1,096	86	158	1,340	1,511	3,307
Wholesale loans	206	654	92	24	770	858	1,834
Total	674	1,778	189	197	2,164	2,719	5,557

Net exposure
Home loans	9,658	610	51	164	825	792	11,275
Credit cards, unsecured loans and other retail lending	20,203	4,981	120	190	5,291	525	26,019
Wholesale loans	75,493	32,634	2,869	610	36,113	1,303	112,909
Total	105,354	38,225	3,040	964	42,229	2,620	150,203

Coverage ratio	%	%	%	%	%	%	%
Home loans	0.1	4.4	17.7	8.4	6.1	30.6	3.6
Credit cards, unsecured loans and other retail lending	2.2	18.0	41.7	45.4	20.2	74.2	11.3
Wholesale loans	0.3	2.0	3.1	3.8	2.1	39.7	1.6
Total	0.6	4.4	5.9	17.0	4.9	50.9	3.6

As at 31.12.19
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	9,604	544	48	82	674	1,056	11,334
Credit cards, unsecured loans and other retail lending	29,541	3,806	304	340	4,450	2,129	36,120
Wholesale loans	89,200	6,489	354	672	7,515	1,163	97,878
Total	128,345	10,839	706	1,094	12,639	4,348	145,332

Impairment allowance
Home loans	16	24	9	7	40	292	348
Credit cards, unsecured loans and other retail lending	362	523	99	162	784	1,471	2,617
Wholesale loans	114	219	8	7	234	383	731
Total	492	766	116	176	1,058	2,146	3,696

Net exposure
Home loans	9,588	520	39	75	634	764	10,986
Credit cards, unsecured loans and other retail lending	29,179	3,283	205	178	3,666	658	33,503
Wholesale loans	89,086	6,270	346	665	7,281	780	97,147
Total	127,853	10,073	590	918	11,581	2,202	141,636

Coverage ratio	%	%	%	%	%	%	%
Home loans	0.2	4.4	18.8	8.5	5.9	27.7	3.1
Credit cards, unsecured loans and other retail lending	1.2	13.7	32.6	47.6	17.6	69.1	7.2
Wholesale loans	0.1	3.4	2.3	1.0	3.1	32.9	0.7
Total	0.4	7.1	16.4	16.1	8.4	49.4	2.5

1Other financial assets subject to impairment excluded in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £187.1bn (December 2019: £125.5bn) and impairment allowance of £168m (December 2019: £22m). This comprises £33m (December 2019: £10m) ECL on £181.7bn (December 2019: £124.7bn) Stage 1 assets, £20m (December 2019: £2m) on £5.3bn (December 2019: £0.8bn) Stage 2 fair value through other comprehensive income assets and £115m (December 2019: £10m) on £115m (December 2019: £10m) Stage 3 other assets. Loan commitments and financial guarantee contracts have total ECL of £593m (December 2019: £252m).

Movement in gross exposures and impairment allowance including provisions for loan commitments and financial guarantees

The following tables present a reconciliation of the opening to the closing balance of the exposure and impairment allowance. Explanation of the terms: 12-month ECL, lifetime ECL and credit-impaired are included in the Barclays Bank PLC Annual Report 2019 on page 149. Barclays Bank Group does not hold any material purchased or originated credit-impaired assets as at period end. Transfers between stages in the tables have been reflected as if they had taken place at the beginning of the year. The movements are measured over a 6-month period.

Loans and advances at amortised cost
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Home loans
As at 1 January 2020	9,604	16	674	40	1,056	292	11,334	348
Transfers from Stage 1 to Stage 2	(394)	(1)	394	1	-	-	-	-
Transfers from Stage 2 to Stage 1	114	3	(114)	(3)	-	-	-	-
Transfers to Stage 3	(64)	-	(67)	(6)	131	6	-	-
Transfers from Stage 3	17	-	31	1	(48)	(1)	-	-
Business activity in the year	410	-	-	-	-	-	410	-
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	334	(6)	28	22	39	61	401	77
Final repayments	(351)	-	(67)	(1)	(29)	(1)	(447)	(2)
Disposals	-	-	-	-	-	-	-	-
Write-offs[1]	-	-	-	-	(7)	(7)	(7)	(7)
As at 30 June 2020[2]	9,670	12	879	54	1,142	350	11,691	416

Credit cards, unsecured loans and other retail lending
As at 1 January 2020	29,541	362	4,450	784	2,129	1,471	36,120	2,617
Transfers from Stage 1 to Stage 2	(3,520)	(78)	3,520	78	-	-	-	-
Transfers from Stage 2 to Stage 1	948	134	(948)	(134)	-	-	-	-
Transfers to Stage 3	(153)	(10)	(397)	(171)	550	181	-	-
Transfers from Stage 3	21	4	50	5	(71)	(9)	-	-
Business activity in the year	2,416	23	66	11	5	1	2,487	35
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	(3,447)	55	259	824	160	513	(3,028)	1,392
Final repayments	(1,472)	(10)	(94)	(12)	(63)	(4)	(1,629)	(26)
Transfers to Barclays Group[3]	(2,182)	(16)	(92)	(25)	(47)	(41)	(2,321)	(82)
Disposals[4]	(1,493)	(8)	(183)	(20)	(71)	(45)	(1,747)	(73)
Write-offs[1]	-	-	-	-	(556)	(556)	(556)	(556)
As at 30 June 2020[2]	20,659	456	6,631	1,340	2,036	1,511	29,326	3,307

1 In H1 2020, gross write-offs amounted to £643m (H1 2019: £627m) and post write-off recoveries amounted to £1m (H1 2019: £47m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £642m (H1 2019: £580m).

2 Other financial assets subject to impairment excluded in the tables above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £187.1bn (December 2019: £125.5bn) and impairment allowance of £168m (December 2019: £22m). This comprises £33m ECL (December 2019: £10m) on £181.7bn Stage 1 assets (December 2019: £124.7bn), £20m (December 2019: £2m) on £5.3bn Stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets (December 2019: £0.8bn) and £115m (December 2019: £10m) on £115m Stage 3 other assets (December 2019: £10m).

3 Transfers to Barclays Group reported within Credit cards, unsecured loans and other retail lending portfolio includes the transfer of the Barclays Partner Finance retail portfolio to Barclays Principal Investments Limited during the period.

4 Disposals reported within Credit cards, unsecured loans and other retail lending portfolio include sale of the motor financing business from the Barclays Partner Finance business.

Loans and advances at amortised cost
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Wholesale loans
As at 1 January 2020	89,200	114	7,515	234	1,163	383	97,878	731
Transfers from Stage 1 to Stage 2	(24,051)	(55)	24,051	55	-	-	-	-
Transfers from Stage 2 to Stage 1	1,589	12	(1,589)	(12)	-	-	-	-
Transfers to Stage 3	(688)	(2)	(507)	(39)	1,195	41	-	-
Transfers from Stage 3	139	-	109	1	(248)	(1)	-	-
Business activity in the year	19,309	19	4,128	212	42	12	23,479	243
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	10,474	136	4,791	334	349	539	15,614	1,009
Final repayments	(20,273)	(18)	(1,606)	(15)	(260)	(36)	(22,139)	(69)
Disposals	-	-	(9)	-	-	-	(9)	-
Write-offs[1]	-	-	-	-	(80)	(80)	(80)	(80)
As at 30 June 2020[2]	75,699	206	36,883	770	2,161	858	114,743	1,834

Reconciliation of ECL movement to impairment charge/(release) for the period								£m
Home loans								75
Credit cards, unsecured loans and other retail lending								1,319
Wholesale loans								1,183
ECL movement excluding assets derecognised due to disposals and write-offs								2,577
Recoveries and reimbursements[3]								(280)
Exchange and other adjustments[4]								(103)
Impairment charge on loan commitments and other financial guarantees								331
Impairment charge on other financial assets[2]								149
As at 30 June 2020								2,674

1 In H1 2020, gross write-offs amounted to £643m (H1 2019: £627m) and post write-off recoveries amounted to £1m (H1 2019: £47m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £642m (H1 2019: £580m).

2 Other financial assets subject to impairment excluded from the tables above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £187.1bn (December 2019: £125.5bn) and impairment allowance of £168m (December 2019: £22m). This comprises £33m ECL (December 2019: £10m) on £181.7bn Stage 1 assets (December 2019: £124.7bn), £20m (December 2019: £2m) on £5.3bn Stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets (December 2019: £0.8bn) and £115m (December 2019: £10m) on £115m Stage 3 other assets (December 2019: £10m).

3 Recoveries and reimbursements includes a net gain in relation to reimbursements from guarantee contracts held with third parties of £279m and post write off recoveries of £1m.

4 Includes foreign exchange and interest and fees in suspense.

Loan commitments and financial guarantees
	Stage 1		Stage 2		Stage 3		Total
	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL	Gross exposure	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Home loans
As at 1 January 2020	34	-	-	-	-	-	34	-
Net transfers between stages	-	-	-	-	-	-	-	-
Business activity in the year	136	-	-	-	-	-	136	-
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	10	-	-	-	-	-	10	-
Limit management	(19)	-	-	-	-	-	(19)	-
As at 30 June 2020	161	-	-	-	-	-	161	-

Credit cards, unsecured loans and other retail lending
As at 1 January 2020	78,257	22	2,053	15	67	14	80,377	51
Net transfers between stages	(2,633)	2	2,394	(1)	239	(1)	-	-
Business activity in the year	3,641	1	57	-	1	1	3,699	2
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	5,735	16	(74)	27	(273)	7	5,388	50
Limit management	(5,165)	-	(261)	-	(4)	(3)	(5,430)	(3)
As at 30 June 2020	79,835	41	4,169	41	30	18	84,034	100

Wholesale loans
As at 1 January 2020	183,001	63	12,053	97	636	41	195,690	201
Net transfers between stages	(38,412)	(22)	37,380	15	1,032	7	-	-
Business activity in the year	24,878	7	3,389	30	107	-	28,374	37
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	10,996	13	794	285	(232)	(18)	11,558	280
Limit management	(36,233)	(7)	(2,764)	(18)	(239)	-	(39,236)	(25)
As at 30 June 2020	144,230	54	50,852	409	1,304	30	196,386	493

Measurement uncertainty

The Barclays Bank Group uses a five-scenario model to calculate ECL. Absent the conditions surrounding the COVID-19 pandemic, a Baseline scenario is typically generated based on an external consensus forecast assembled from key sources, including HM Treasury (short and medium-term forecasts), Bloomberg (based on median of economic forecasts) and the Urban Land Institute (for US House Prices). In addition, two adverse scenarios (Downside 1 and Downside 2) and two favourable scenarios (Upside 1 and Upside 2) are derived, with associated probability weightings. The adverse scenarios are typically calibrated to a similar severity to internal stress tests, whilst also considering IFRS 9 specific sensitivities and non-linearity. Downside 2 is typically benchmarked to the Bank of England’s annual cyclical scenarios and to the most severe scenario from Moody’s inventory, but is not designed to be the same. The favourable scenarios are generally calibrated to be symmetric to the adverse scenarios, subject to a ceiling calibrated to relevant recent favourable benchmark scenarios. The scenarios include eight economic variables (GDP, unemployment, House Price Index (HPI) and base rates in both the UK and US markets), and expanded variables using statistical models based on historical correlations. The upside and downside shocks are designed to evolve over a five-year stress horizon, with all five scenarios converging to a steady state after approximately eight years. To calculate ECL a probability weight is assigned to each scenario.

Following the onset of the COVID-19 pandemic, the Barclays Bank Group generated a Baseline scenario in March 2020 that reflected the most recent economic forecasts available in the market (combined with internal assumptions) and estimated impacts from significant support measures taken by Barclays, central banks and governments across the Barclays Bank Group’s key markets. This scenario assumed a strong contraction in GDP and a sharp rise in unemployment in 2020 across both the UK and US, and required a recalibration of probability weights. This scenario was superseded by a further revised Baseline scenario generated in June 2020, based broadly on the latest economic forecasts which recognise some the impacts from the various support measures still in place across the Barclays Bank Group’s key markets. Upside and downside scenarios were also regenerated in June 2020 (together with the revised Baseline scenario, the “COVID-19 Scenarios”). The downside scenarios reflect slower economic growth than the Baseline with social distancing measures continuing to drag GDP. Economic growth begins to recover later in 2020 in Downside 1 but only in 2021 in the Downside 2 scenario. The upside scenarios reflect a faster rebound in economic growth than the Baseline with a sharp decrease in infection rates and an almost fully reopened economy. Scenario weights were also revised in June 2020 with greater weight being applied to the tail scenarios (Upside 2 and Downside 2). This reflects the significant range of uncertainty in the economic environment compared to previous quarters given the conditions surrounding the COVID-19 pandemic.

The economic environment remains uncertain and future impairment charges may be subject to further volatility (including from changes to macroeconomic variable forecasts) depending on the longevity of the COVID-19 pandemic and related containment measures, as well as the longer term effectiveness of central bank, government and other support measures.

The tables on next page show the key macroeconomic variables used in the COVID-19 Baseline scenario and the probability weights applied to each respective scenario.

Baseline average macroeconomic variables used in the calculation of ECL
	2020	2021	2022	Expected Worst Point
As at 30.06.20%		%	%	%
UK GDP[1]	(8.7)	6.1	2.9	(51.4)
UK unemployment[2]	6.6	6.5	4.4	8.0
UK HPI[3]	0.6	2.0	-	(1.5)
UK bank rate	0.2	0.1	0.1	0.1
US GDP[1]	(4.2)	4.4	(0.3)	(30.4)
US unemployment[4]	9.3	7.6	5.5	13.4
US HPI[5]	1.1	1.8	(0.8)	(1.9)
US federal funds rate	0.5	0.3	0.3	0.3

1Average Real GDP seasonally adjusted change in year; expected worst point using Seasonally Adjusted Annual Rate, SAAR.

2Average UK unemployment rate 16-year+.

3Change in average yearly UK HPI = Halifax All Houses, All Buyers index, relative to prior year end; worst point is based on cumulative drawdown in year relative to prior year end.

4Average US civilian unemployment rate 16-year+.

5Change in average yearly US HPI = FHFA house price index, relative to prior year end; worst point is based on cumulative drawdown in year relative to prior year end.

Scenario probability weighting
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 30.06.20
Scenario probability weighting	20.3	22.4	25.4	17.5	14.4
As at 31.12.19
Scenario probability weighting	10.1	23.1	40.8	22.7	3.3

Macroeconomic variables (specific bases)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 30.06.20%		%	%	%	%
UK GDP[2]	32.7	26.4	5.4	1.6	1.2
UK unemployment[3]	3.5	3.6	4.9	9.6	10.9
UK HPI[4]	45.3	27.2	2.3	(15.0)	(33.4)
UK bank rate[3]	0.1	0.1	0.2	0.3	0.2
US GDP[2]	19.1	13.5	3.3	2.0	(3.1)
US unemployment[3]	4.1	4.4	6.3	15.4	18.7
US HPI[4]	32.3	20.9	2.3	(8.8)	(19.7)
US federal funds rate[3]	0.3	0.3	0.3	0.4	0.4

As at 31.12.19
UK GDP[2]	4.2	2.9	1.6	0.2	(4.7)
UK unemployment[3]	3.4	3.8	4.2	5.7	8.7
UK HPI[4]	46.0	32.0	3.1	(8.2)	(32.4)
UK bank rate[3]	0.5	0.5	0.7	2.8	4.0
US GDP[2]	4.2	3.3	1.9	0.4	(3.4)
US unemployment[3]	3.0	3.5	3.9	5.3	8.5
US HPI[4]	37.1	23.3	3.0	0.5	(19.8)
US federal funds rate[3]	1.5	1.5	1.7	3.0	3.5

As at 30.06.19
UK GDP[2]	4.5	3.1	1.7	0.3	(4.1)
UK unemployment[3]	3.4	3.9	4.3	5.7	8.8
UK HPI[4]	46.4	32.6	3.2	(0.5)	(32.1)
UK bank rate[3]	0.8	0.8	1.0	2.5	4.0
US GDP[2]	4.8	3.7	2.1	0.4	(3.3)
US unemployment[3]	3.0	3.4	3.7	5.2	8.4
US HPI[4]	36.9	30.2	4.1	-	(17.4)
US federal funds rate[3]	2.3	2.3	2.7	3.0	3.5

1UK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HPI = Halifax All Houses, All Buyers Index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA house price index. Forecast period based on 20 quarters from Q3 2020.

2Upside scenario is the highest annual average growth rate based on seasonally adjusted quarterly annualised rate; 5-year average in Baseline; downside is the lowest annual average growth rate based on seasonally adjusted quarterly annualised rate.

3Lowest yearly average in Upside scenarios; 5-year average in Baseline; highest yearly average in Downside scenarios.

4Cumulative growth (trough to peak) in Upside scenarios; 5-year average in Baseline; cumulative fall (peak-to-trough) in Downside scenarios.

Macroeconomic variables (5-year averages)[1]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 30.06.20%		%	%	%	%
UK GDP	8.9	7.2	5.4	5.2	2.8
UK unemployment	4.0	4.3	4.9	6.2	7.2
UK HPI	7.8	5.0	2.3	(1.4)	(5.5)
UK bank rate	0.4	0.3	0.2	0.1	0.1
US GDP	5.9	4.4	3.3	2.7	1.8
US unemployment	4.4	5.1	6.3	8.4	10.9
US HPI	5.8	3.9	2.3	(0.5)	(3.1)
US federal funds rate	0.6	0.5	0.3	0.3	0.3

As at 31.12.19
UK GDP	3.2	2.4	1.6	0.8	(0.7)
UK unemployment	3.5	3.9	4.2	5.4	7.7
UK HPI	7.9	5.7	3.1	(1.1)	(6.5)
UK bank rate	0.5	0.5	0.7	2.5	3.7
US GDP	3.5	2.8	1.9	1.0	(0.5)
US unemployment	3.1	3.6	3.9	5.0	7.5
US HPI	6.5	4.3	3.0	1.3	(3.7)
US federal funds rate	1.6	1.7	1.7	2.9	3.4

As at 30.06.19
UK GDP	3.4	2.6	1.7	0.9	(0.6)
UK unemployment	3.7	4.0	4.3	5.1	7.9
UK HPI	7.9	5.8	3.2	0.9	(6.4)
UK bank rate	0.8	0.8	1.0	2.3	3.7
US GDP	3.7	3.0	2.1	1.1	(0.5)
US unemployment	3.1	3.5	3.7	4.7	7.4
US HPI	6.5	5.4	4.1	2.4	(2.6)
US federal funds rate	2.3	2.3	2.7	3.0	3.4

UK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HPI = Halifax All Houses, All Buyers Index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA house price index.